Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions		Total	Issued Capital	Share Premium	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total	Non-controlling Interests
Beginning balance at Mar. 31, 2023		¥ 191,540	¥ 116,452	¥ 17,972	¥ (62,259)	¥ (108)	¥ 72,057	¥ 119,483
Profit (loss) for the year		(830)			(3,350)		(3,350)	2,520
Other comprehensive loss		(1,120)				(11)	(11)	(1,109)
Total comprehensive income (loss) for the year, net of tax		(1,950)			(3,350)	(11)	(3,361)	1,411
Dividends paid to non-controlling interests	[1]	(1,604)						(1,604)
Dividends paid to the ultimate parent company	[1]	(179)			(179)		(179)
Transfer from issued capital to share premium	[2]		(22,272)	22,272
Transfer from share premium to accumulated deficit	[2]			(22,272)	22,272
Changes in interests in subsidiaries	[1]	3,444		(3,355)			(3,355)	6,799
Total transactions with owners and other transactions		1,661	(22,272)	(3,355)	22,093		(3,534)	5,195
Ending balance at Mar. 31, 2024		191,251	94,180	14,617	(43,516)	(119)	65,162	126,089
Profit (loss) for the year		39,157			36,170		36,170	2,987
Other comprehensive loss		(3,464)				(260)	(260)	(3,204)
Total comprehensive income (loss) for the year, net of tax		35,693			36,170	(260)	35,910	(217)
Dividends paid to non-controlling interests	[3]	(2,519)						(2,519)
Dividends paid to the ultimate parent company	[3]	(283)			(283)		(283)
Transfer from issued capital to share premium	[4]		(2,746)	2,746
Transfer from share premium to accumulated deficit	[4]			(2,746)	2,746
Changes in interests in subsidiaries	[3]			(485)			(485)	485
Other		(411)		(405)	(4)		(409)	(2)
Total transactions with owners and other transactions		(3,213)	(2,746)	(890)	2,459		(1,177)	(2,036)
Ending balance at Mar. 31, 2025		223,731	91,434	13,727	(4,887)	(379)	99,895	123,836
Profit (loss) for the year		117,810			115,034		115,034	2,776
Other comprehensive loss		(3,410)				(2,644)	(2,644)	(766)
Total comprehensive income (loss) for the year, net of tax		114,400			115,034	(2,644)	112,390	2,010
Dividends paid to non-controlling interests	[3]	(2,909)						(2,909)
Dividends paid to the ultimate parent company	[3]	(311)			(311)		(311)
Issuance of new shares		217,019	109,201	107,818			217,019
Issuance of share acquisition rights		2,014		2,014			2,014
Changes due to business combinations of entities under common control - PayPay Securities Corporation and PayPay Bank Corporation		(123,185)		(36,827)			(36,827)	(86,358)
Other		2		(2)	33	(32)	(1)	3
Total transactions with owners and other transactions		92,630	109,201	73,003	(278)	(32)	181,894	(89,264)
Ending balance at Mar. 31, 2026		¥ 430,761	¥ 200,635	¥ 86,730	¥ 109,869	¥ (3,055)	¥ 394,179	¥ 36,582

[1]	In relation to business combination of entities under common control, any equity transactions undertaken by subsidiaries under common control with entities outside of the Company and its subsidiaries before the date of the actual transaction by the Company are included within “Dividends paid to the ultimate parent company”, “Dividends paid to non-controlling interests” and “Changes in interests in subsidiaries”.
[2]	These transfers were carried out to offset the accumulated deficit of the Company. Refer to Note 28, Issued Capital and Reserves for details.
[3]	In relation to business combination of entities under common control, any equity transactions undertaken by subsidiaries under common control with entities outside of the Company and its subsidiaries before the date of the actual transaction by the Company are included within “Dividends paid to the ultimate parent company”, "Dividends paid to non-controlling interests” and “Changes in interests in subsidiaries”.
[4]	These transfers were carried out to offset the accumulated deficit of the Company. Refer to Note 28, Issued Capital and Reserves for details.